Operating segment and geographic data - Depreciation and amortization, Capital expenditure, and Total assets by segment (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating segment and geographic data
Depreciation and amortization	$ 1,160	$ 1,305	$ 1,318
Capital expenditure	876	1,026	1,106
Total assets	41,356	44,852	48,032
Discrete Automation and Motion
Operating segment and geographic data
Depreciation and amortization	295	309	285
Capital expenditure	145	192	214
Total assets	9,452	10,123	10,931
Low Voltage Products
Operating segment and geographic data
Depreciation and amortization	271	301	323
Capital expenditure	166	184	204
Total assets	7,481	7,978	9,389
Process Automation
Operating segment and geographic data
Depreciation and amortization	75	88	87
Capital expenditure	52	49	68
Total assets	3,851	4,268	4,537
Power Products
Operating segment and geographic data
Depreciation and amortization	191	217	223
Capital expenditure	164	220	252
Total assets	6,869	7,396	7,669
Power Systems
Operating segment and geographic data
Depreciation and amortization	138	175	183
Capital expenditure	75	92	101
Total assets	6,120	6,855	7,905
Corporate and Other
Operating segment and geographic data
Depreciation and amortization	190	215	217
Capital expenditure	274	289	267
Total assets	$ 7,583	$ 8,232	$ 7,601